Income Taxes - Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Income Tax Provision Benefit [Abstract]
Current tax provision	$ 4,646,551	$ 6,527,819	$ 4,792,026
Deferred tax (benefit) provision	(119,470)	(710,672)	(50,172)
Total	$ 4,527,081	$ 5,817,147	$ 4,741,854